Other Income (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended
Jun. 30, 2013
OTHER INCOME [Abstract]
Income from credit default insurance	$ 13,333
Outstanding insurance included in accounts receivable	$ 833